Other income, net	12 Months Ended
Mar. 31, 2016
Other income, net
Other income, net

6.     Other income, net

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Royalty fee and software technology services fee charged to Ant Financial Services and Alipay (Note 23)	1,764	1,667	1,122
Government grants (i)	252	327	401
Amortization of the excess value in relation to the restructuring of Payment Services (Note 4(b))	—	(166)	(264)
Others	413	658	799

Total	2,429	2,486	2,058

(i)

Government grants mainly represent amounts received from central and local governments in connection with the Company's investments in local business districts and contributions to technology development.